SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($)	Nov. 30, 2021	May 31, 2021
Finite-Lived Intangible Assets [Line Items]
2023	$ 227,085	$ 294,854
2024	135,574	225,521
2025	16,211	129,718
2026	16,211	14,647
2026		14,647
Thereafter		89,840
Total	613,131	769,227
2022	148,000
Thereafter	70,051
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
2023	204,624	204,624
2024	119,363	204,624
2025		115,071
2026
2026
Thereafter
Total	426,299	524,319
2022	102,312
Thereafter
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
2023	16,211	89,647
2024	16,211	20,897
2025	16,211	14,647
2026	16,211	14,647
2026		14,647
Thereafter		89,840
Total	142,999	244,325
2022	8,105
Thereafter	70,051
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
2023		583
2024
2025
2026
2026
Thereafter
Total	83	$ 583
2022	83
Thereafter
Restrictive Covenant [Member]
Finite-Lived Intangible Assets [Line Items]
2023	4,792
2024
2025
2026
Total	33,542
2022	28,750
Thereafter
Customer Database [Member]
Finite-Lived Intangible Assets [Line Items]
2023	1,458
2024
2025
2026
Total	10,208
2022	8,750
Thereafter